Exhibit 99.33

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
6000068235	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.; Low DTI - 36.18% DTI is XXXX% lower than XXXX% maximum. ;	APPR 0009 Subject Borrower does not match Appraisal Borrower Name - Borrower per appraisal is XXXX on page XXXX. Borrowers on Residential Purchase Agreement are XXXX on page XXXX.Please provide corrected appraisal report or addendum to correct borrower name. - XXXX Lender provided.

CRED 0082 Income Documentation is Insufficient - Missing verification of delivery and receipt of the FNMA Form 1005 as required by guidelines on pages XXXX. Must include the following form of documentation: physical mail, XXXX, facsimile or email communication.  Physical mail, XXXX and facsimile must come directly from the employer?s address. An email communication must properly identify the Company representative.  - XXXX Lender provided XXXX Guidelines, n/a

CRED 0100 Insufficient verified reserves - Gift funds are not permitted to be used for required reserves as per guidelines on page XXXX. All verified assets were gifts from spouse who is only on title and not on loan.  The wire advices show her as remitter from XXXX account. No bankl accounts are listed on initial or final applications.  Short XXXX months (XXXX).  Statement from XXXX on page XXXX with balance of XXXX does not disclose owner of account, so was not included for reserves calculations.

 - XXXX Lender provide corrected g/l, acceptable.

6000069901	xxxx	Securitized	1	1	1	1
6000069022	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Borrower has almost XXXX months worth of reserves documented thru business assets.; Verified credit history - Borrower has XXXX qualifying credit score with good overall payment history.;	TRID 0128 Missing Initial Loan Estimate - Missing the initial and any subsequent Loan Estimates and COCs. No LEs provided for review. Compliance review pending. - 1

TRID 0046 Intent To Proceed Date < Loan Estimate Received Date - The date the consumer indicated an intent to proceed with a transaction (XXXX) is before the date the consumer received the Loan Estimate (XXXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (XXXX) - 1

TRID 0129 Missing Initial Closing Disclosure - Missing the initial and any subsequent CD and COCs.  No CDs provided for review. Compliance review pending. - 1

TRID 0193 Missing evidence of the Seller Closing Disclosure - Missing Seller CD - EV2 no Assignee Liability. - XXXX Lender provided

COMP 0006 Missing Initial Disclosure(s) - Missing copies of Service Providers Lists, Affiliated Business Disclosure, and Homeownership Counseling Disclosure. - XXXX Initial disclosures received.

6000069935	xxxx	Securitized	1	1	1	1				Verified credit history;
4000002047	xxxx	Securitized	1	1	1	1				Verified reserves - 45 months; Low DTI - 24.10% DTI;
6000069145	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 806 exceeds the minimum required of 700 by 106 points. ; Verified reserves - 50.37 months verified reserves exceed the required 3 months.;
4000001938	xxxx	Securitized	1	1	1	1	Verified employment history - Borr 1 xxxx 15 years/ Borr 2 employed over 10 years same employer;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for re-inspection fee--
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Re-Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Only CD provided--
The Initial Closing Disclosure Received Date of (xxxx) is not three business days before the consummation date of (xxxx). Three business days before the consummation date is (xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on xxxx: Re-Inspection Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Duplicate of xxxx

CRED 0017 Insufficient Verified Reserves (Number of Months) - Lender provided a Letter of Explanation regarding the original deposit and a copy of the business bank printout where the funds were deposited.

6000069032	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has XXXX qualifying credit score with good credit depth and payment history. Small collection reporting is XXXX.; Conservative use of credit - Borrower maintains minimal use of consumer debt.;
4000001278	xxxx	Securitized	1	1	1	1				Verified employment history - XXXX been in XXXX since XXXX and COB's receives fixed income; Verified reserves - XXXX months reserves;
6000069012	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 759 exceeds the minimum required of 700 by 59 points. ; Verified reserves - 19.65 months verified reserves exceed the required 3 months.

										; Low DTI - 39.46% DTI is 7.54% lower than 47% maximum.;
6000069150	xxxx	Securitized	2	2	1	1				Verified credit history - Mid FICO score of 798 exceeds the minimum required of 700 by 98 points. ; Verified reserves - 14.19 months verified reserves exceed the required 3 months. ;	CRED 0093 Credit Documentation is Insufficient - Borrower does not meet minimum 2 tradelines per guidelines on page xxxx, #6.2. Of the 3 tradelines on credit report on page xxxx, borrower is an "authorized user" on 2 of the 3. These accounts are not acceptable for establishing the minimum history required. - Lender Acknowledged Exception
6000068225	xxxx	Securitized	1	1	1	1	Verified credit history; Verified housing payment history - Verified housing payment history for 13 mortgages paid as agreed sincex ;	APRV 0001 Missing Underwriter Loan Approval - x Lender provided 1008. No reference to DSCR ratio provided.

CRED 0017 Insufficient Verified Reserves (Number of Months) - Per section 9.2 of the guide, if the DSCR is <0.75 for California, borrower must show x cash as reserves.  12 x $x= $x.  Subject file shows reserves of $x, which is short by @ 1.51 months of 12 months. - x Lender provided evidence of additional assets.

CRED 0004 Back-end Ratio exception (DTI) - x - x Cleared per lender response: Borrower has sufficient reserves to cover the difference for DSCR Ratio less than .75.  Only $x rental income was used to qualify.

4000001942	xxxx	Securitized	1	1	1	1				Verified employment history - Borr 1 20 plus years xxxx same industry; Verified credit history - No mortgage lates;
4000001076	xxxx	Securitized	1	1	1	1	Verified credit history - Oldest tradeline XXXX; Verified housing payment history - 0x30 mortgages + 12;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX (FEMA Disaster XXXX XXXX) - XXXX PDIR returned reflecting no damage.

APRV 0001 Missing Underwriter Loan Approval - File did not contain a loan approval.
- Lender provided a copy of the Loan Approval dated XXXX.

6000069932	xxxx	Securitized	2	1	2	1	Verified credit history;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Difference is $x. Disclosed $x,
Calculated $x. Verified taxes via 1.25% of PP $x monthly. Lender used higher taxes on the 1008 $xmonthly.
											- EV2 Post Closing corrective Action- PC CD dated x and LOE to the borrower provided explaining the reason for re disclosure.
6000069015	xxxx	Securitized	1	1	1	1	Conservative use of credit - Borrower only has 2 open monthly liabilities on credit with minimal balances, no lates, 770 FICO. (pg. xxxx);	CRED 0106 Sales Contract is not executed by all Parties - Purchase agreement and addendum has multiple sections that have been modified by hand, without initials from either party next to the correction. (Pg. xxxx) - Stips-The lender provided a completed copy of the sales contact and addendum to reflect initials on the multiple sections that were modified.

Condition Cleared.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx (FEMA Disaster xxxx) - PDIR returned reflecting No Damage

COMP 0046 Escrow account disclosure statement not delivered at closing - Missing Escrow account disclosure statement. - Stips-The Escrow account disclosure statement was provided by the lender.

Condition Cleared.

4000002095	xxxx	Securitized	1	1	1	1	Verified employment history - employed XXXX years and also has S/E business for XXXX years;	CRED 0072 VVOE dated outside of required timeframe - VVOE from borrower's employer XXXX dated XXXX is outside timeframe. Note date XXXX. Guidelines indicate within XXXX days of note date. - XXXX Lender provided a copy of the VVOE for XXXX XXXX dated XXXX

TRID 0133 Missing Home Loan Toolkit - Not provided-- - XXXX Lender provided a copy of the home loan tool kit.

TRID 0125 Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))  - Not flagged on CD's--

The Adjustments And Other Credits disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($XXXX) to the Final Amount on the Closing Disclosure ($XXXX).  The Did this Change indicator should reflect that the amount has changed. - Cleared per SFIG XXXX Final Provisions Out of Scope.

6000069037	xxxx	Securitized	1	1	1	1	Verified housing payment history;	GIDE 0001 Guideline Exception(s) - Per appraisal, actual rent is $xvs market rent of $x. Subject DSCR = 0.631, which is below the minimum 0.75 for CA properties per section 9.2 of the WMB DSCR Guide x - x Exception set in error, DSCR .842%.

6000068227	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has XXXX qualifying credit score and good payment history; Minimal outstanding debt - Borrower maintains minimal balances on a few active tradelines, with monthly debt payments of $XXXX.;	CRED 0089 Missing Required Fraud Tool - No Fraud report provided in file. - XXXX Lender provided Drive fraud tool

CRED 0114 Missing Purchase Contract - Full purchase contract not provided. Signature page and Counter offer only in file pXXXX. - XXXX Lender provided

APP 0001 Missing Final 1003 Application - Both loan applications/1003's in file are dated XXXX as initial 1003. No final loan application/1003 for date of closing (XXXX).  - XXXX Lender provided

6000068952	xxxx	Securitized	1	1	1	1				Verified reserves - Per guidelines, 3 months reserves are required. Verified reserves in file is 7 months.; Low DTI - Verified DTI below guidelines at 31.356%;
6000069939	xxxx	Securitized	1	1	1	1	Verified reserves; Verified housing payment history;	DEED 0012 Missing Condo Rider - xLender provided DOT w/legal & Condo, PPP, 1-4 Riders

NOTE 0050 Note is Incomplete - Note on page x contains blank pages. Subject to reverification of Note terms.  - xnder provided legible copy of Note

DEED 0049 Mortgage/Deed of Trust is Incomplete - xLender provided DOT w/legal & Condo, PPP, 1-4 Riders

APPR 0043 Missing Appraiser License - License x is blank on appraisal. - x Lender provided apsr license.

DEED 0008 Missing 1-4 Family Rider - x Lender provided DOT w/legal & Condo, PPP, 1-4 Riders

4000001802	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xxxx in verified liquid assets; Verified employment history - Over 10 years same employer;			APP 0001 Missing Final 1003 Application - Not provided. - Lender provided a copy of the Final 1003.
6000068002	xxxx	Securitized	1	1	1	1	TRID 0148 LE or CD is Deficient - No wet-signed Closing Disclosure present. Initial, e-signed Closing Disclosure is present. Borrower signed title settlement statement at closing. Need the borrower, wet-signed Closing Disclosure form for notary date of XXXX as required for Primary residence transactions. - XXXX Executed CD dated XXXX received.

CRED 0007 Missing Employment doc (VOE) - CPA letter dated XXXX on pXXXX is greater than XXXX days from Note date XXXX (see pg XXXX of Guide). No additional verification provided. - XXXX Lender provided VVOE dated closing date,

RESPA 0029 Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure not in file. - XXXX HOC disclosure dated XXXX received.

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - ABA Disclosure Statement pXXXX dated XXXX and Application date is XXXX, which is not within the allowable XXXX day timeframe.  - XXXX Lender provide explanation that there are "No Affiliates".

TRID 0130 Missing Intent to Proceed - Intent to Proceed not in file. - XXXX Lender provided Intent to Proceed dated XXXX

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Homeownership Counseling Disclosure dated XXXX was not provided within XXXX business days of application date of XXXX. (Disclosure provided via stips) - XXXX Lender provided esign disclosure tracking, sent XXXX

6000069017	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV is 59.863, max LTV 75. (pg xxxx, SMB Elite Underwriting Guideline VOE PnL xxxx - pg xxxx); Minimal outstanding debt - Borrower only has 2 open lines of credit (1 as an authorized user) with minimal balances. (pg xxxx);	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - CDA supports the appraised value. - CDA supports the appraised value.

CRED 0085 Purchase Contract is Deficient - Purchase agreement has multiple corrections/alterations that are not initialed or signed. (pg xxxx) - Stips-Updated Purchase agreement to include the initials where alterations were made was provided.

Condition Cleared.

6000069910	xxxx	Securitized	1	1	1	1				Verified credit history;
6000067999	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months verified reserves exceed the required XXXX months.; Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.; Low DTI - 15.17% DTI is 34.83% lower than 50% maximum.; Verified employment history - Verified XXXX of a XXXX since XXXX .; Established Landlord history - Borrower has established XXXX history with XXXX years withXXXX with a total of XXXX mortgages.;	CRED 0093 Credit Documentation is Insufficient - Missing copy of Right to Copy of Appraisal Report Disclosure.

Missing Certificate of Authorization for XXXX as required by guidelines on page XXXX.  Copy of Partnership Buyout Agreement executed XXXX and XXXX on page XXXX refers to XXXX: B2 to hold XXXX with sole discretion and power of undertaking control of any, and all decisions including but not limited to ability to borrow against, sell or otherwise dispose of any, and all said properties on page XXXX.  Document is not witnessed or notarized.

Missing current mortgage statement/PITIA verification for XXXX for XXXX Statement in file dated XXXX on page XXXX.

Missing verification of new PITIA payments for XXXX and XXXX closed simultaneously with subject loan.

Missing verification of monthly PUD HOA fees for XXXX, XXXX and XXXXas per addendums to leases that B2 to pay monthly fees on pages XXXX and XXXX.                        - XXXX Lender provided proof of filing in XXXX.

CRED 0083 Asset Documentation is Insufficient - Missing XXXX and XXXX bank statements for XXXX and XXXX to verify receipt of XXXX months rental income for all investor properties as required by guidelines on page XXXX per LOE from B2 on page XXXX. Only XXXX statements found in file.

Missing letter from CPA or B2 that use of business funds will not have a negative impact on the business per guidelines on page XXXX.  Cash out may not be used as LTV is > 65% and guidelines do not allow on page XXXX.

                 - XXXX Lender provided the XXXX stmt.

CRED 0007 Missing Employment doc (VOE) - Missing verification business is active and operating within XXXX business days of Note date of XXXX(XXXX).  Evidence of current business receipts, current work (executed contracts or signed invoices or business website demonstrating activity supporting current business operations required by guidelines on page XXXX.

 - XXXX Lender provided evidence of business website & government contractor registration.

6000069231	xxxx	Securitized	1	1	1	1				None - Mid FICO score of 720 exceeds the minimum required of 700 by 20 points. ; Low DTI - 40.93% DTI is 6.07% lower than 47% maximum. ;
6000069923	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV;			TRID 0148 LE or CD is Deficient - Cleared with Stips. Settlement statement x is not signed by borrower. - x Lender provided executed settlement stmt.
6000068932	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 775 exceeds the minimum required of 700 by 75 points. ; Low DTI - 35.20% DTI is 11.08% lower than 47% maximum.; Verified reserves - 8.12 months verified reserves exceed the required 3 months.

;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial and final 1003's reflect borrower to be a U,S. Citizen. Borrower is a Permanent Resident Alien as per evidence on page xxxx. - Stips-An updated 1003 application was received and reflects the citizenship of the borrower. The box for Permanent Resident Alien with initials was checked.

Condition Cleared.

4000001979	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO 804; Verified liquid assets and/or savings history - Over xxxx verified liquid assets;	APRV 0001 Missing Underwriter Loan Approval - Loan approval was not in the file. 1008 pg xxxx - Lender provided a copy of the 1008.

CRED 0096 Missing proof of PITI payment on non-subject property - Provide PITIA for following non-subject properties: xxxx (provide mtg statement if taxes & HOI are escrowed). - Lender provided documentation for xxxx

6000069027	xxxx	Securitized	2	2	1	1				Verified credit history - Borrower has XXXX Qualifying credit score with good credit depth and payment history; Low LTV/CLTV/HCLTV - Loan is less than 52% LTV and would qualify for XXXX% under program matrix.;	CRED 0021 Missing Verification of Rental - -- - --
6000069930	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;			ROR 0001 Missing Right of Rescission
6000069926	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;
4000001824	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 74.00%; Verified reserves - 6 Months of liquid reserves.; Low DTI - 19.20% DTI;
4000001724	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO 798; Verified liquid assets and/or savings history - 86.23 months reserves verified;	CRED 0082 Income Documentation is Insufficient - Missing minimum of 2 months current receipt of rental income via canceled checks or deposits for xxxx, required when using rental income is being used to qualify. - Lender provided bank printout with two months rental payments.

6000069933	xxxx	Securitized	1	1	1	1	Verified reserves; Verified employment history;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Difference is $x. Verified insurance via insurance policy x$x yearly/ $xmonthly. Lender used xinsurance $xyearly/ $xmonthly. -- The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (x), while the Calculated Projected Payments Table has a value of (x). - x Lender provided PCCD and LOE with correct Hazard Insurance Premium.

GIDE 0001 Guideline Exception(s) - Settlement statement in file indicates sale of previous residence 0x1 with payoff of multiple mortgages. These mortgages do not report on credit and no payment history has been provided.

6000069029	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower has XXXXyrs documented housing history on VOR. ; Conservative use of credit - Borrower maintains minimal use of consumer credit accounts. ;
6000068238	xxxx	Securitized	1	1	1	1	Minimal outstanding debt - Borrower has few established tradelines but demonstrates good payment history and minimum outstanding debt; Verified employment history - Borrower has been with current employer for 5yrs. ;	FRAUD 0001 Fraud report alerts have not been addressed - Fraud report pXXXX states SSN has not been issued by Social Security Administration. Credit report issues similar alert. Approval conditions for wet-signed SSA-89 form; however, this is not present in file nor any SSN verification report. - XXXX Lender provided executed Form SSA-89 & evidence of verification.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Loan application indicates borrower is a XXXX. Documentation in file for XXXX pXXXX. - XXXX Lender provided corrected 1003's to reflect XXXX.

6000069235	xxxx	Securitized	1	1	1	1	Verified reserves - Per the guidelines, reserve requirement is 12 months. There is 33 months of verified reserves in file.; Low DTI - Verified DTI of 23.358% is well below the guideline requirement of 47%.;	APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Lender underwrote loan to "Non-Agency Full Doc Fixed 30" program, Missing guidelines, final review pending. - Stips-The lender provided Non Agency guidelines. Loan program meets Non-Agency Full Doc Fixed 30 programs.

Condition Cleared.

CRED 0091 Missing Tax Transcript(s) - W2 borrowers. Tax Transcripts are not required - W2 borrowers. Tax Transcripts are not required

PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation.  - Stips-CDA provided and supports the appraised value of $xxxx.

Condition Cleared.

4000002117	xxxx	Securitized	1	1	1	1							NOTE 0001 Missing Note - x Lender provided a copy of the note.
6000068234	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a XXXX qualifying credit score with good payment history and credit depth.; Minimal outstanding debt - Borrower maintains one small revolving account balance with minimal overall debt.; Verified employment history - Borrower has over 5yrs with current employer;
6000069040	xxxx	Securitized	1	1	1	1
6000069917	xxxx	Securitized	1	1	1	1	Verified reserves; Verified credit history;	APP 0002 Final 1003 Application is Incomplete - Signature page only present x. Pages 1xare blank.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Homeowners Insurance Declaration in file is xx p.x. No present coverage provided. Subject to reverification of total PITIA and DSCR ratio.

6000069008	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Loan is under 50% LTV; Verified credit history - Borrower has 805 qualifying credit score with good credit depth and payment history.; Verified employment history - Borrower has xxxx business since 2008; Verified ownership of subject property - Borrower has owned property for 9yrs with landlord experience for that time.;
4000001771	xxxx	Securitized	1	1	1	1	Low DTI - 19.40%; Verified liquid assets and/or savings history - Over xxxx in verified liquid assets;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - The addition of settlement fee $xxxx is seller paid at closing.--

A Lender Credit for Excess Charges of ($xxxx), Principal Reduction for Excess Charges of ($xxxx), and general or specific lender credit increases of ($xxxx) were applied to the total fee variance of ($xxxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.

TRID 0125 Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))  - Not flagged as a change on the CD xxxx--

The Adjustments And Other Credits disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($xxxx) to the Final Amount on the Closing Disclosure ($xxxx).  The Did this Change indicator should reflect that the amount has changed.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Remove: Disclosed $xxxx, Calculated $xxxx.

xxxx- Lender provided calculations for Estimated Property Costs over Year 1.  - Remove: Disclosed $xxxx, Calculated $xxxx.

Lender provided calculations for Estimated Property Costs over Year 1.

6000069025	xxxx	Securitized	1	1	1	1	APPR 0032 Missing Final 442 Certificate of Completion with Final Photos - Subject property is new construction with "Notice of Completion"/Occupancy Cert. Missing evidence of appraiser's completion certificate, form XXXX. - XXXX Final inspection received.

CRED 0082 Income Documentation is Insufficient - Missing evidence of income.  Loan file only provides a verbal verification of employment with no income disclosed on page XXXX. Loan approval and guidelines require a WVOE Written Verification of Employment to validate income.  - Stips XXXX-The lender provided the VOE to include income to support a monthly income of $XXXX. Condition Cleared.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - ATR guidelines fail due to no income verification performed.  - XXXX WVOE received.

6000068005	xxxx	Securitized	2	2	1	1				Verified housing payment history; Verified reserves;	CRED 0010 LTV Exceeds Max Allowed - LTV is 80.39% which exceeds max allowed for xe or investment property (DSCR). Max ltv for cash out DSCR <= 1.5% transactions is 75%. 1008 reflects an appraised value of $x. Actual = $x
6000069931	xxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV; Verified credit history;	CRED 0021 Missing Verification of Rental
4000000103	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 60%; Verified reserves - Over one million in reserves.;			CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing CD/Note for all properties in concurrent closing. (xxxx). - CDs and Notes for xxxx received.
4000000469	xxxx	Securitized	2	2	1	1	Verified reserves; Verified credit history; Verified employment history - Borrower has been active x for 40+ years.;	GIDE 0001 Guideline Exception(s) - Lender (xx) approved exception for:

- Property listed in x, back on the market in xand listing expired x.

- 1X30 late on non subject property. - x Investor Loan Exception for Dugan	CRED 0093 Credit Documentation is Insufficient - Loan closed in the name of a x without evidence of the required documentation per Section 4.7 of thex Guidelines, missing; Articles of Incorporation, Operating Agreement, Tax Identification Number, Certificate of Good Standing. - x Lender provided the required documentation.

APPR 0046 Missing Third Party Appraisal Review - x1 2 appraisals in file, CDA not required.

4000001962	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xxxx verified liquid assets; Established Landlord history;
4000001996	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xxxx in verified liquid assets;
6000067987	xxxx	Securitized	2	1	2	1	Low DTI - Verified DTI is <15%; Verified credit history - Borrower has XXXX qualifying credit score and substantial credit depth; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for final CD issued on XXXX for the addition of survey fee of $XXXX.-- A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - EV2 Post Closing Corrective Action - XXXX LOE to borrower explaining reason for re disclosure provided. XXXX Copy of PC CD dated XXXX provided. CD was updated to reflect that $XXXX of the lender credit was for increase in closing costs above the legal limit.	CRED 0045 Questionable continuation of income - Borrower is relocating from XXXX to XXXX and no explanation has been provided to support continuation of income or XXXX in XXXX. - XXXX LOE provided.

CRED 0072 VVOE dated outside of required timeframe - VVOE done by online search dated XXXX which is outside XXXX days from funding date of XXXX - XXXX SOS Search dated XXXX received.

6000069936	xxxx	Securitized	1	1	1	1	Verified credit history; Verified employment history;	CRED 0004 Back-end Ratio exception (DTI) - Final DTI 50.81% with max allowable per guidelines 49.99%. Original lender 1008 indicates income of $x/mo. WVOE in file xreflects salary of $x/mo. Additionally, there is a monthly Solar lease payment of $x/mo on x. Purchase contract xindicates borrower's assumption of lease. This payment was not included in lender PITIA calculation.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - x - Lender provided Property Tax Report with Tax Rate of 1.298%.

4000001393	xxxx	Securitized	1	1	1	1	Income verified was not used in qualifying - Borr 1 Income from current employment not used due to XXXX asset depletion; Verified liquid assets and/or savings history - Over XXXX liquid asset verified;	HUD 0011 Missing Evidence of sale of property owned - Provide documentation sale of current residence at XXXX, liability associated with this property was not included in DTI. - XXXX Lender provided an excerpt of the credit guidelines. Outgoing residence appraisal in file, documented XXXX% equity.

6000069035	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	CRED 0083 Asset Documentation is Insufficient - Missing proof ofx$xEMD cleared borrower'sx xaccount as required by loan approval on page x, xAsset. Statement in file covers xon page x.

 - x Lender provided evidence EMD came out of bk acct after the close of bk stmt, removed EMD as an asset, bor still w/required cash to close and reserves.

HUD 0001 Missing Final HUD-1 - x Lender provided

6000069034	xxxx	Securitized	1	1	1	1	Verified credit history;	HUD 0001 Missing Final HUD-1 - x Final settlement statement received.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - x 2055 returned with value of $x.  Variance is within acceptable 10% tolerance.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of rent loss coverage.  The statement under the Coverage D Fair Rental Value just has a statement to see dwelling policy form on page x.  UTD if coverage is included in basic policy or there is no coverage. - x Exception set in error, Rent Loss overage not required per WMB DSCR guideline.

APPR 0043 Missing Appraiser License - Missing appraisal report and 1007/216 for investor subject.  DSCR calculation required to determine that DSCR meets minimum 0.75 for state of California as per guidelines on page x - x Stips: The lender provided the original Appraisal report. Condition cleared.

APPR 0046 Missing Third Party Appraisal Review - xxacceptable 10% tolerance.

APPR 0001 Missing Copy of Original Appraisal report - x Stips: The lender provided the original Appraisal report. Condition cleared.

CRED 0100 Insufficient verified reserves - 2.78 vs. 3 months verified reserves.  Cash required to close from an estimated settlement statement on page x. Cash required to close could change and sufficient reserves would be verified. - x Final settlement statement received.  Funds to close updated.  Actual reserves 8.68.

6000069151	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 810 exceeds the minimum required of 700 by 110 points. ; Low DTI - 37.81% DTI is 9.19% lower than 47% maximum.;			TRID 0130 Missing Intent to Proceed - Missing Intent to Proceed. - Stips-The lender provided the intent to proceed document executed by the borrower on xxxx. Condition Cleared.
4000001614	xxxx	Securitized	1	1	1	1				Verified credit history - Borrowers have 802 qualifying credit score with judicious use of consumer debt; Verified housing payment history - Borrowers have over 60 months verified mortgage payment history.;			NOTE 0001 Missing Note - Missing Note. Note in file xxxx is for borrower primary address and not subject property. - Lender provided a copy of note for subject property.
4000001999	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 64.00%; Verified reserves - 15 Months of liquid reserves. ;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Loan Disbursement Date on the Final CD is xxxx, which is on the same day as the ROR Expiration Date xxxx. - Lender provided PCCD with correct Disbursement Date exception cleared upon resubmission.

6000067989	xxxx	Securitized	1	1	1	1	Verified employment history - CB has XXXX with same employer;	FLOOD 0007 Missing Flood Insurance Cert. - Flood cert not provided in file

CRED 0072 VVOE dated outside of required timeframe - WVOE provided on XXXX for CB is outside XXXX days of funding date. No VVOE provided in file.  - XXXX VVOE received

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan funded same day as RTC expiration date of XXXX. - XXXX Lender provided updated CD showing loan disbursed XXXX.

6000069004	xxxx	Securitized	1	1	1	1				Low DTI - 15.02% DTI is 31.98% lower than 47% maximum.; Verified credit history - Mid FICO score of 745 exceeds the minimum required of 700 by 45 points. ;
4000000606	xxxx	Securitized	1	1	1	1	TRID 0148 LE or CD is Deficient - Final CD does not reflects any sales commissions paid to the listing or selling agents. (Pg xxxx). Seller CD does reflect the commissions paid (Pg xxxx). - xxxx Lender Provided updated final CD and Settlement statement reflecting realtor commissions paid.

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued xxxx, loan amount change - xxxx Lender provided the COC's for xxxx.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD from file - Lender provided letter as proof lender has no affiliates.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for decrease in lender credits.  --The sum of non-specific (lump sum) lender credits and specific lender credits ($xxxx) has decreased from the amount disclosed on the Loan Estimate sent on xxxx, ($xxxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - xxxx - Lender provided the COC's for xxxx.

6000069014	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has 806 qualifying credit score with good payment history.; Conservative use of credit - Borrower does not maintain any consumer debt balances.;
4000001558	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - over xxxx in verified liquid assets;			TRID 0193 Missing evidence of the Seller Closing Disclosure - Not provided. - Lender provided a copy of the seller CD.
6000069911	xxxx	Securitized	1	1	1	1				Verified reserves; Low LTV/CLTV/HCLTV;
6000068933	xxxx	Securitized	1	1	1	1				Verified reserves - 19.65 months verified reserves exceed the required 3 months.; Verified credit history - Mid FICO score of 712 exceeds the minimum required of 700 by 12 points. ;
6000068003	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have XXXX months verified reserves; Verified housing payment history - Credit report reflects XXXX months payment history. Paying off 1st and 2nd lien on subject, reducing overall payment.;	CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in XXXX days of the Note date. - Rcvd evidence of consulting business

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Homeownership Counseling Disclosure provided XXXX - XXXX HOC disclosure dated XXXX received.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Reviewer used hazard premium from pg XXXX, totaling $XXXX per month.  Unable to confirm hazard amount Lender used of $XXXX per month reflected on first payment letter and final CD.  --The Estimated Total Maximum Payment Amount in XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX).

The Estimated Total Maximum Payment Amount in XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX). - XXXX REcd copy of HOI and XXXX Policy.  Combined policy amounts total $XXXX, lender disclosed $XXXX.  Lender over disclosed by $XXXX

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Right to Cancel provides expiration date of XXXX - Final Closing Disclosure reflects disbursement date of XXXX - XXXX lender provided updated CD showing closing date of XXXX & disbursed XXXX.

4000002036	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75%; Verified reserves - 23 Months of liquid reserves.;	APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review, Desk Review required (xxxx to order)

CRED 0096 Missing proof of PITI payment on non-subject property - Missing terms of financing with PITI on xxxx.  Loan closed concurrently through xxxx. - Lender provided a copy of the note and CD for xxxx.

4000002000	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over xxxx liquid assets verified after transaction; Established Landlord history - Multiple REOS;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing PITIA for property at xxxx - Lender provided documentation.

APRV 0001 Missing Underwriter Loan Approval - No loan approval, see 1008 - Lender provided a copy of the loan approval and 1008.

4000002004	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 12.90%; Verified employment history - Over ten years same S/E business;	CRED 0010 LTV Exceeds Max Allowed - 72.727% LTV is greater than the max allowed of 70%. - EV2 xxxx exception approved by xxxx for LTV of 72.727% and C/O exceeding max allowable in file. Comp factors cited: DTI of 14.889%, Reserves - 30 months, and 25 years in business.

CRED 0022 Cashout Exceeds Guidelines - $xxxx Cash out exceed max allowable $xxxx. - EV2 xxxx exception approved by xxxx for LTV of 72.727% and C/O exceeding max allowable in file. Comp factors cited: DTI of 14.889%, Reserves - 30 months, and 25 years in business.	HUD 0020 Missing Interest To Date - Lender provided Copy of COC and PCCD issued on xxxx with prepaid interest To and From Date.

HUD 0019 Missing Interest From Date - xxxx with prepaid from/to to clear. - Lender provided Copy of COC and PCCD issued on xxxx with prepaid interest To and From Date.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Difference is $xxxx. Disclosed $xxxx, Calculated $xxxx. Verified property taxes via Preliminary Title Report xxxx and Tax Search xxxx $xxxx monthly/ $xxxx yearly. Lender used lower taxes on the 1008 xxxx $xxxx monthly, $xxxx yearly. Verified HOA dues via HOA Statement xxxx and Appraisal xxxx $xxxx monthly. Lender did not include  HOA dues on the 1008.

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC LE xxxx - Lender provided copy of COC for Appraisal Fee for LE issued on xxxx.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Material Compliance Finding: The loan disbursement date (xxxx) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (xxxx). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)

Need final Post Close CD to verify loan funded after 09/02/21. - Lender provided PCCD issued on xxxx with correct Disbursement Date.

6000069149	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Verified LTV of 59.561 below guidelines of 70%; Verified reserves - Per guidelines, 3 months reserves are required. 30 months of verified reserves are in file.;
6000069028	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrower has XXXX months reserves with significant brokerage assets verified. ; Verified housing payment history - Borrower has multiple mortgages with XXXX months reporting and good payment history.;
6000067991	xxxx	Securitized	1	1	1	1				Low DTI - Borrower DTI under 13%; Verified reserves - Borrower has over XXXX months verified reserves;
6000068236	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX for the WVOE program by XXXX points.; Established credit history - Verified overall credit history for total of XXXX trades paid as agreed since XXXX.

; Verified reserves - XXXX months verified reserves exceed the required XXXX months.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Remove: Disclosed $XXXX, Calculated $XXXX. - XXXX Lender provided

CRED 0083 Asset Documentation is Insufficient - Missing source of funds and evidence of transfer/receipt of funds for $XXXX gift on page XXXX. Gift letter shows funds transferred XXXX but no evidence found in file (earliest XXXX bank statement dated XXXX on page XXXX.

 - XXXX Lender provided

CRED 0082 Income Documentation is Insufficient - Missing verification of delivery and receipt of the FNMA Form 1005 as required by guidelines on pages XXXX, Section XXXX Must include the following form of documentation: physical mail, XXXX, facsimile or email communication.  Physical mail, XXXX and facsimile must come directly from the employer's address. An email communication must properly identify the Company representative. - XXXX See Easy VOE g/l, acceptable.

PROP 0012 Missing Certificate of Occupancy - Missing Certificate of Occupancy for XXXX subject property. - XXXX Lender provided final signed off permit

6000069928	xxxx	Securitized	1	1	1	1				Verified credit history; Verified employment history;
6000069046	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 759 exceeds the minimum required of 700 by 59 points. ; Verified reserves - 8.19 months verified reserves exceed the required 3 months.;			APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party appraisal review. - Stips-CDA received and supports the appraised value of $xxxx. Condition Cleared.
6000067482	xxxx	Securitized	1	1	1	1	TRID 0163 CD is not within 3 business days of Change of Circumstance. - COC dated XXXX corresponds with CD issued on XXXX, which is outside the allowable XXXX day timeframe. - XXXX Submitted w/o COC and no fee violations.

TRID 0172 Missing revised LE after Change of Circumstance - There is an LE COC dated XXXX and a CD COC dated XXXX, however, missing corresponding LE and CD. - XXXX - Lender confirmed no LE or CD issued between XXXX - XXXX. COCs for XXXX and XXXX are for CD issued on XXXX.

NMLS 0011 NMLS IDs do not match - 1 - Remove, Brokered loan.

CRED 0113 Missing evidence of HOA Dues - Missing documentation for HOA dues on REO property XXXX. 1003 and 1040 Schedule E's indicate condo dues paid and no supporting documentation in file. File includes evidence of HOA for XXXX - XXXX HOA fess taken from 2020 1040 Sch E.

6000068228	xxxx	Securitized	2	2	1	1	Verified credit history; Verified housing payment history - Verified housing payment history for 5 mortgages paid as agreed since x; Net tangible benefit;	CRED 0016 Insufficient Verified Funds to Close - Lender did not provide the x bank statement to verify funds to close.	CRED 0104 Missing Letter of Explanation - x Lender provided LOE.

CRED 0093 Credit Documentation is Insufficient - Missing current copy of lease for xfor $xaccording to final application on page x. - x Lender provided Operating Income Stmt/Comp rent showing $xmkt rent.

6000068231	xxxx	Securitized	1	1	1	1
4000001566	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO 791; Low DTI - 25.56%;
6000068237	xxxx	Securitized	2	1	2	1	Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.;	TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - The Last Closing Disclosure Total Interest Percentage (TIP) of (XXXX%) is greater than the system calculated TIP of (XXXX%). The difference is (XXXX%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (XXXX). (XXXX) - EV2 TIP is OVER disclosed.	CRED 0082 Income Documentation is Insufficient - Missing verification of delivery and receipt of the FNMA Form 1005 as required by guidelines on pages XXXX. Must include the following form of documentation: physical mail, XXXX, facsimile or email communication. Physical mail, XXXX and facsimile must come directly from the employer?s address. An email communication must properly identify the Company representative. - Per XXXX ATR, not required

CRED 0010 LTV Exceeds Max Allowed - 80% LTV exceeds XXXX% maximum for XXXX per Borrower Eligibility requirements on page XXXX of guidelines. Missing exception. - Per XXXX ATR, max XXXX%.

CRED 0016 Insufficient Verified Funds to Close - Borrower is a XXXX as per documentation on pages XXXX. Down payment, cash to close and reserves verified with gifts funds only. Per guidelines, gift funds are not permitted for borrowers qualifying as XXXX on page XXXX (short XXXX).  - Per XXXX ATR, gift funds eligible.

CRED 0093 Credit Documentation is Insufficient - Missing copies of the borrowers passport and unexpired visa. Acceptable alternative documentation to very visa classification for a XXXX is an I-797 form (Notice of Action) with valid extension dates and an I-94 form (Arrival/Departure Record.  Only document in file is EAD with expiration date of XXXX on page XXXX.

Missing approved exception for Private Party VOR for XXXX for XXXX months.  Private Party VORs may be considered on a case-by-case basis. - Per XXXX ATR, acceptable when EAD w/expiration > XXXX days.

CRED 0100 Insufficient verified reserves - Gift funds are not permitted to be used for required reserves as per guidelines on page XXXX. All verified assets were gifts. - Per XXXX ATR guidelines dtd XXXX, gift funds eligible for reserves.

6000069909	xxxx	Securitized	1	1	1	1				Verified credit history; Verified reserves;
4000001939	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has 85mo verified reserves. ; Verified credit history - Borrower has 791 qualifying credit score with good payment history. ;
6000067873	xxxx	Securitized	1	1	1	1	Established Landlord history - Borrower has owned subject property and been landlord to XXXX for XXXX as of Note date.; Verified ownership of subject property - Borrower has owned subject property for XXXX as of Note date.;	PROP 0018 Missing PLS required secondary valuation. - Missing required secondary valuation/CDA desk review. XXXX to order. - XXXX desk review supporting value of $XXXX received.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXXX.

 - XXXX PDIR returned reflecting no damage.

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (XXXX) - XXXX Discussed fee with counsel, fee can be excluded per letter provided by title company.

4000000964	xxxx	Securitized	1	1	1	1	Verified credit history - High XXXX XXXX; Low DTI - 24.96%;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Provide HOI documentation for XXXX and XXXX - XXXX Both properties owned free and clear. Borrower does not carry HOI on them.

4000000685	xxxx	Securitized	2	1	2	1	Verified reserves - xxxx months of verified reserves in the amount of $xxxx; Verified housing payment history - 0x30 mortgages + 12;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Confirmed COC not in file. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. xxxx - EV2 Post Closing Corrective Action: xxxx Lender provided LOE, proof of delivery, copy or refund check and PCCD.	TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. xxxx - Duplicate of 0195

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Used purchase price from CD on page xxxx and hazard on page xxxx.  The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx). - Remove - updated tax and insurance.

6000069016	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers have over 60mo reserves verified with 3mo reserves required per guidelines. ; Verified credit history - Borrowers have 792 qualifying credit score and good credit depth and payment history. ;
6000069013	xxxx	Securitized	2	2	1	1	Verified reserves - Required reserves for product is 3mo. Borrower has over 33 months verified reserves. ; Verified credit history - Borrower has 797 qualifying credit score with good payment history and credit depth. ;	CRED 0004 Back-end Ratio exception (DTI) - Missing proof of receipt of of 2 mths rental payments of $xxxx via cancelled checks, deposit slips, or bank records. DTI excluding rental income is 58.90% which exceeds the max allowed of 47%. (Lease in file pg xxxx) - Lender approved exception was received for missing one consecutive month bank statement as evidence receipt or rental income. Revised DTI 41.69%	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - Judgement located on borrower xxxx does not provide verification of satisfaction or release. - Stips-A recertified title commitment was provided dated xxxx. Per the title, judgement on tile line #7 show to omit.

Condition Cleared.

6000069934	xxxx	Securitized	1	1	1	1				Verified credit history; Verified employment history;			TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - xTax Rate.
6000069147	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 772 qualifying credit score with good credit depth and payment history.; Verified employment history - Borrower has owned and operated business for over 6yrs. ;	CRED 0100 Insufficient verified reserves - Review validated $xxxx in reserves after payment of funds-to-close. $xxxx required for 3mo reserves per guidelines. Final 1003 lists cash-value life insurance of $xxxx for which statements have not been provided and have not been included in reserve calculation. - Stips-Life insurance policy was received. The cash value show $xxxx.

Verified reserves total $xxxx

Cash to close $xxxx. Cash value insurance included.

Condition Cleared.

6000067990	xxxx	Securitized	1	1	1	1	Low DTI - Borrower verified DTI is <30%; Minimal outstanding debt - Borrower consumer debt is <3% of total DTI;	TITL 0011 Missing Title Holder Name from Title Evidence - Preliminary report does not indicate Trust or revised Trustee XXXX as proposed insured. Public records search on parties not provided. - XXXX Supplemental Escrow Instructions reflect title to be vested in trust.

INS 0001 Missing Sufficient Evidence of Insurance - Hazard insurance policy is dates effective XXXX while Closing Documents were executed and funds disbursed XXXX. - XXXX Update HOI received.

NMLS 0007 NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure (12 CFR 1026.36(g)(1-2)) - NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure XXXX) only provided for lender. - Final CD Dated XXXX reflects the NMLS Originator ID.

CRED 0003 Credit Score (FICO) exception - Jumbo XXXX matrix requires a minimum XXXX credit scores.  Subject XXXX is XXXX.  XXXX pt. credit score exception. - XXXX Lender provided XXXX matrix that reflects XXXX down to XXXX.

POA 0010 Power of Attorney is Incomplete - Loan has closed in the name of XXXX with XXXX and XXXX  and with Borrower as trustee per trust document provided pXXXX and executed XXXX. Attorney letter on pXXXX executed same day grants XXXX limited PoA and assigns XXXX as trustee in conflict with Trust documents. Document is not executed by borrower as the previously assigned trustee or by other trustor.  - XXXX Copy of the XXXX provided.

CRED 0083 Asset Documentation is Insufficient - Earnest Money deposit in the amount of $XXXX not sourced from originating bank statement. Gift funds in the amount of $XXXX are reflected on final CD but receipt confirmation from title not provided in file.  - XXXX EM wire sourced from OCCU on XXXX.

6000068240	xxxx	Securitized	2	1	2	1	TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller final CD not in file. - XXXX no Assignee Liability.	CRED 0021 Missing Verification of Rental - Missing XXXX month rental history current as of closing (XXXX) FOR $XXXX per month. Borrower rented XXXX in subject property that was purchased from XXXX landlord. XXXX months proof of payment via cancelled checks, bank debits or institutional VOR. - XXXX Lender provided VOR w/satisfactory pay history

CRED 0003 Credit Score (FICO) exception - Missing exception for XXXX point XXXX score exception. Subject XXXX of XXXX is below the minimum required of XXXX for Written Verification of Employment Program per guidelines on page XXXX, Section XXXX Alt Doc.  - Exception set in error.  XXXX for for purchase 80% LTV is XXXX.

CRED 0017 Insufficient Verified Reserves (Number of Months) - UPDATED XXXX- Missing verification of XXXX mths reserves as required for LTV <70%.  Total reserves verified XXXX, total required $XXXX. - XXXX Lender provided new assets stmts, now reserves = @ XXXX months.

APPR 0046 Missing Third Party Appraisal Review - Missing required secondary valuation/appraisal desk review. XXXX to order. - XXXX Desk review supporting value of $XXXX received.

6000069903	xxxx	Securitized	1	1	1	1	Verified credit history;	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - x Stips-The lender provided Exhibit A, legal description. The document number xmatch the document number listed on title p.x

Condition Cleared.

POA 0002 Missing Power of Attorney - Missing power of attorney for subject transaction.  Documents executed by x "x. - x Stips-The power of attorney for subject transaction  executed  by x"as agent" was provided by the lender. Document signed and notarized on x

Condition Cleared.

NMLS 0005 NMLS Loan Originator (Individual) ID is missing from Security Instrument (12 CFR 1026.36(g)(1-2)) - x1 The NMLS ID originator was not listed on the Deed. The CD reflects the contact information.

NMLS 0006 NMLS Loan Originator Company ID is missing from Security Instrument (12 CFR 1026.36(g)(1-2)) - x1 The NMLS ID originator was not listed on the Deed. The CD reflects the contact information.

Non Material

COLL 0001 APN Number is not listed on Security Instrument - xThe APN was not listed on the Deed, however the APN on the appraisal match the parcel on the tax bill p.x.

Condition Cleared - x-The APN was not listed on the Deed, however the APN on the appraisal match the parcel on the tax bill p.x.

Condition Cleared

6000069907	xxxx	Securitized	1	1	1	1				Verified credit history;
4000001985	xxxx	Securitized	1	1	1	1	Verified reserves;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in x county, NY (FEMA Disaster x - x Lender provided attestation and photos that the property was inspected after the disaster and showed no damage.

4000002037	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV 75; Verified reserves - 25 Months of liquid reserves. ;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing terms of financing with PITI on xxxx. Loan closed concurrently through xxxx #xxxx. - Lender provided a copy of the note and CD for xxxx

APPR 0046 Missing Third Party Appraisal Review - Missing Third Party Appraisal Review CDA, xxxx to order.

 - CDA Received on xxxx with a value of xxxx, 0% Variance, Reasonable Risk Rating.

4000001026	xxxx	Securitized	2	2	1	1	Verified credit history - High XXXX XXXX; Verified reserves - over XXXX liquid assets verified;	CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Borrower with XXXX revolving tradelines, XXXX with XXXX months reporting and the other reporting XXXX months which does not meet the minimum XXXX tradelines requirement. - XXXX XXXX Per XXXX. Email Response, dated XXXX. Good afternoon XXXX. One of the reasons it was approved was due to the fact that based on the URLA borrower payment shock will not exceed XXXX%- if it does it could risk this so XXXX wanted to point that out.

Please let me know if you have any questions.  All exception conditions are entered.

XXXX exception to exceed FAM guidelines to permit less than the minimum required tradelines requires a XXXX% exception fee.

The exception price was granted with the below parameters to the loan and noted documentation requirements. If any terms change, a re-evaluation of the exception may be required.

Documentation Required:

? Verification of current living history (VOR)

Lock Desk: Please make sure the adjustment is applied to the lock

Execution: Please flag appropriately

Underwriting: Please note BYTE and add condition

Parameters for Loan #XXXX Borrower: XXXX

? FLEX -XXXX Month Bank Statements

? XXXX XXXX	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Real Estate commission not evidenced on buyer CD, see seller CD pXXXX. - XXXX Lender provided PCCD with RE Commission evidenced.

TRID 0133 Missing Home Loan Toolkit - Missing evidence XXXX provided to borrower. - XXXX Lender provided e-sign with indicated the borrower received XXXX on XXXX.

6000069918	xxxx	Securitized	1	1	1	1	Verified credit history;	CRED 0096 Missing proof of PITI payment on non-subject property - x reflected as free/clear. Property profile x and insurance policy reflects mortgagee. Need verification of lien as applicable. - x Received Deed of reconveyance. x verified as free/clear.

6000067993	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrowers have XXXX reserves with nearly $XXXX liquid assets; Verified employment history - Both borrowers have XXXX same employer;			CRED 0072 VVOE dated outside of required timeframe - WVOE on pXXXX is dated XXXX and is more than XXXX days outside of funding date of XXXX. No VVOE present in file. - XXXX Lender provided via TWN.
4000001991	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 60.00%; Verified reserves - 14 Months of liquid reserves.;
6000069929	xxxx	Securitized	1	1	1	1	Verified credit history;	NOTE 0001 Missing Note

DEED 0001 Missing Mortgage/Deed of Trust

APRV 0001 Missing Underwriter Loan Approval - x Lender provided 1008.

DEED 0008 Missing 1-4 Family Rider

APPR 0046 Missing Third Party Appraisal Review - CDA supporting value of $x received.

APP 0001 Missing Final 1003 Application - Missing final 1003. Partial pages viewable px where file is blank. Subject to re-review of credit package.

4000000734	xxxx	Securitized	1	1	1	1	Verified credit history - High XXXX XXXX; Verified liquid assets and/or savings history - over XXXX in verified liquid assets;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - No Real Estate Commission(s) disclosed on final Closing Disclosure and no Real Estate Commissions reflected on Seller CD. - XXXX - Lender provided a copy of the final CD and final closing statement reflecting no Real Estate Brokers on the final CD and no commissions paid on either document. Exception Cleared.

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued XXXX for rate lock - XXXX-lender provided a copy of the XXXX COC

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for decrease in lender credits.  --The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. XXXX - XXXX Lender provided copy of XXXX COC and copy of Final CD showing support for XXXX in lender credit.

COMP 0046 Escrow account disclosure statement not delivered at closing - XXXX - Remove, made in error

4000001673	xxxx	Securitized	1	1	1	1	Low DTI - 16.47%; Verified liquid assets and/or savings history - over xxxx verified liquid assets;	TRID 0133 Missing Home Loan Toolkit - Missing Home Loan Toolkit. - Lender provided e-disclosure verifying borrower received.

COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. - Lender provided a copy of the ABD.

TRID 0164 Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii)) - Missing initial LE, since lock date is - Lender provided Initial Loan Estimate.

4000001920	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO 796; Verified liquid assets and/or savings history - Over xxxx in verified liquid assets;
6000068000	xxxx	Securitized	1	1	1	1	Low DTI - Verified DTI from bank statement documentation is XXXX%; Verified liquid assets and/or savings history - Asset documentation supports XXXX months reserves without use of XXXX;	TRID 0130 Missing Intent to Proceed - Intent to Proceed not in loan file. - XXXX Lender provided missing disclosure

CRED 0093 Credit Documentation is Insufficient - Credit report indicates borrower primary residence mortgage has been modified. Need modification documentation to confirm minimum XXXX month credit event seasoning per PFN guidelines. - XXXX Lender provided evidence XXXX was modified in XXXX & 0x30 since.

COMP 0006 Missing Initial Disclosure(s) - Missing copies of E-Sign Disclosures, Intent to Proceed, Home Loan Toolkit, and Service Provider List. - XXXX Lender provided missing disclosures.

CRED 0082 Income Documentation is Insufficient - CPA letter page XXXX does not address length of XXXX orXXXX. No verification of XXXX is provided. Additional party listed on business statements indicates a XXXX - XXXX Lender provided new CPA ltr that indicates bor is XXXX

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Tax cert provided in file for subject property is for XXXX. Missing proof of property tax calculation to match final Closing Disclosure monthly escrows - XXXX Lender provided updated tax cert.

TRID 0133 Missing Home Loan Toolkit - Home Loan Toolkit not in loan file. - XXXX Lender provided missing disclosure

6000067994	xxxx	Securitized	1	1	1	1				Verified reserves - Borrowers have XXXX months verified reserves; Low LTV/CLTV/HCLTV - Loan is at 41% LTV; Verified credit history - Credit score of XXXX and substantial credit depth present; Verified employment history - Borrower has XXXX XXXX history;
4000001957	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV; Verified reserves - Verified reserves;
6000069005	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has nearly 10yrs xxxx current business.; Low LTV/CLTV/HCLTV - LTV is less than 40% of appraised value. ;
6000069045	xxxx	Securitized	1	1	1	1				Verified credit history;			HUD 0001 Missing Final HUD-1 - x Lender provided
4000002066	xxxx	Securitized	1	1	1	1
3000000048	xxxx	Securitized	1	1	1	1
6000069026	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has XXXX qualifying credit score with good credit depth and payment history.; Minimal outstanding debt - Borrower has minimal consumer debt with less than XXXX% gap ratio.;
4000001964	xxxx	Securitized	1	1	1	1				Established Landlord history - Verified 2 years of rental history.; Verified employment history - Over 5 years of verified employment history.; Verified reserves;
6000069937	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;			CRED 0003 Credit Score (FICO) exception
4000001498	xxxx	Securitized	1	1	1	1				Verified credit history - High FICO 791; Verified liquid assets and/or savings history - over xxxx verified liquid assets ; Verified employment history - Over 15 years same employer;
4000002045	xxxx	Securitized	1	1	1	1				Low DTI - 6.50%; Verified liquid assets and/or savings history - Verified over xxxx plus liquid assets;
6000069039	xxxx	Securitized	1	1	1	1							HUD 0001 Missing Final HUD-1 - x Lender provided GIDE 0001 Guideline Exception(s)
6000068001	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months verified reserves exceed the required XXXX months.; Low DTI - 15.63% DTI is 34.37% lower than 50% maximum.

; Verified employment history - Verified XXXX as XXXX of a XXXX business since XXXX

; Established Landlord history - Borrower has established XXXX history with XXXX years with XXXX and XXXX property with a total of XXXX mortgages.

; Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.;	CRED 0083 Asset Documentation is Insufficient - Missing letter from CPA or B2 that use of business funds will not have a negative impact on the business per guidelines on page XXXX. Cash out may not be used as LTV is > 65% and guidelines do not allow on page XXXX - Lender provided cpa ltr confirming.

CRED 0093 Credit Documentation is Insufficient - Missing copy of Right to Copy of Appraisal Report Disclosure.

Missing Certificate of Authorization for XXXX as required by guidelines on page XXXX.  Copy of Partnership Buyout Agreement executed XXXX and XXXX on page XXXX refers to XXXX: XXXX to hold XXXX% ownership with sole discretion and power of undertaking control of any, and all decisions including but not limited to ability to borrow against, sell or otherwise dispose of any, and all said properties on page XXXX.  Document is not witnessed or notarized. Missing verification of new PITIA payments for XXXX and XXXX closed simultaneously with subject loan.

Missing verification of monthly PUD HOA fees for XXXX and XXXX as per addendum to leases that B2 to pay monthly fees on pages XXXX.

Missing letter from CPA or B2 that use of business funds will not have a negative impact on the business per guidelines on page XXXX.  Cash out may not be used as LTV is > 65% and guidelines do not allow on page XXXX.                  - XXXX Lender provided proof of filing in XXXX.

CRED 0006 Missing Employment doc (VVOE) - Missing verification business is active and operating within XXXX business days of Note date of XXXX(XXXX).  Evidence of current business receipts, current work (executed contracts or signed invoices or business website demonstrating activity supporting current business operations required by guidelines on page XXXX. Copy of invoice for XXXX dated XXXXon page XXXX which does not meet guideline requirement.    - XXXX Lender provided evidence of business website & government contractor registration.

4000002068	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 22.73%;	APP 0003 Missing Initial 1003 Application - not provided. Used credit report date. - Lender provided a copy of the initial 1003.

COMP 0010 Missing Affiliated Business Disclosure - Not provided. - Lender provided LOE for ABD.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx (FEMA Disaster xxxx) - Lender provided a copy of xxxx.  No damage.

TRID 0188 Missing proof that all title holders received a copy of the Final CD at or prior to closing - Lender provided a copy of the signed final CD.

6000068951	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has 10 months of verified reserves, loan program only requires 3 months. (SMB Elite Underwriting Guideline VOE PnL xxxx);			PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx. - PDIR returned reflecting No Damage.
4000001313	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over XXXX verified liquid assets after transaction;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Difference of $XXXX due to Lender using higher monthly tax payment amount on Final Closing Disclosure XXXX pg XXXX than shown on Tax Information Sheet pg XXXX - Final CD reflects $XXXX, Tax Information Sheet reflects $XXXX / $XXXX monthly - The Estimated Total Maximum Payment Amount in XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX). - Difference of $XXXX due to Lender using higher monthly tax payment amount on Final Closing Disclosure XXXX pg XXXX than shown on Tax Information Sheet pgXXXX - Final CD reflects $XXXX, Tax Information Sheet reflects $XXXX / $XXXX monthly - The Estimated Total Maximum Payment Amount in XXXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXXX), while the Calculated Projected Payments Table has a value of (XXXX).

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - REMOVE - ROUNDING - A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXXX - Lender provided PCCD removing Inspection fee of XXXX and adding Lender Credits of $XXXX.

TRID 0133 Missing Home Loan Toolkit - Cannot locate Home Loan Toolkit in file - XXXX- Lender provided E-sign Disclosure showing proof of delivery of Home Loan Toolkit.

6000069030	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has XXXX months verified reserves.; Verified credit history - Borrower has XXXX qualifying credit score with good credit depth and payment history.;
6000068232	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	CRED 0114 Missing Purchase Contract - Contract disclosures and Addendum #1 are present in file x. Original RIPC (Residential Income Purchase Contract) is missing with only x pages present (x). - x Lender provided purchase agreement

GIDE 0001 Guideline Exception(s) - x Lender provided Acra guidelines that do not have limitations on gift funds. Meetsx

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing proof of taxes and insurance obligation for new REO purchase x. Mortgage statement is not escrowed.  - x1 not applicable for DSCR product.

HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - x Lender provided purchase agreement

CRED 0083 Asset Documentation is Insufficient - Missing proof of transfer / receipt by title of gifted Earnest Money deposit of $xand Gift funds $x. - x Lender provided proof of transfer of monies.

4000001981	xxxx	Securitized	1	1	1	1				Net tangible benefit - Reduces mortgage rate from 5.50% to 3.75%; Income verified was not used in qualifying - Bank Statement Income is $xxxx but used qualified on 1003 stated income of $xxxx month.;
6000068233	xxxx	Securitized	1	1	1	1	Verified credit history; Minimal outstanding debt;	CRED 0100 Insufficient verified reserves - DSCR of 0.527 is below 0.75 for CA property. Additional reserves of 12 months of negative cash flow required (ACRA guideline x). Calculation is $-xx12 = $x. This is in addition to 12mo PITIA reserves required (guideline x) of $xfor total of $xreserves required per product guidelines. Six months reserves documented totaling $x. - x Lender provided new asset stmt @$x. Reserve requriement now met.

6000067998	xxxx	Securitized	1	1	1	1	Verified reserves - XXXX months verified reserves exceed the required XXXX months.

; Low DTI - 16.28% DTI is 33.72% lower than 50% maximum.; Verified employment history - Verified XXXX XXXX of a construction business since XXXX ; Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.; Established Landlord history - Borrower has established landlord history with XXXX years with XXXX with a total of XXXX mortgages.;	NOTE 0050 Note is Incomplete - Note documentation was not provided in the lender file. - XXXX Subject Note and Riders received.

CRED 0093 Credit Documentation is Insufficient - Missing copy of Right to Copy of Appraisal Report Disclosure.

Missing Certificate of Authorization for XXXX as required by guidelines on page XXXX.  Copy of Partnership Buyout Agreement executed XXXX and XXXX on page XXXX refers to XXXX: B2 to hold XXXX with sole discretion and power of undertaking control of any, and all decisions including but not limited to ability to borrow against, sell or otherwise dispose of any, and all said properties on page XXXX.  Document is not witnessed or notarized.

Missing current mortgage statement/PITIA verification for XXXX for XXXX Statement in file dated XXXX on page XXXX.

Missing verification of new PITIA payments for XXXX and XXXX closed simultaneously with subject loan.

Missing verification of monthly PUD HOA fees for XXXX and XXXX as per addendums to leases that B2 to pay monthly fees on pages XXXX and XXXX.

Missing copy of current lease and any applicable addendums for XXXX (subject loan).    - XXXX Lender provided proof of filing in XXXX.

DEED 0049 Mortgage/Deed of Trust is Incomplete - Deed of Trust was not provided in lender file. - XXXX Executed DOT and Riders received.

APP 0001 Missing Final 1003 Application - Final fully executed application was not provided in the lender file. - XXXX Final executed 1003 received.

CRED 0006 Missing Employment doc (VVOE) - Missing verification business is active and operating within XXXX business days of Note date of XXXX(XXXX).  Evidence of current business receipts, current work (executed contracts or signed invoices or business website demonstrating activity supporting current business operations required by guidelines on page XXXX. Copy of invoice for XXXX dated XXXX on page XXXX which does not meet guideline requirement.    - XXXX Lender provided evidence of business website & government contractor registration.

CRED 0091 Missing Tax Transcript(s) - XXXX-XXXX months bank statement loan program. Tax Transcripts are not required. - XXXX-XXXX months bank statement loan program. Tax Transcripts are not required.

6000069023	xxxx	Securitized	1	1	1	1				Conservative use of credit; Low DTI;
6000067996	xxxx	Securitized	1	1	1	1	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Right to Cancel shows expiration date of XXXX - Final Closing Disclosure shows disbursement date of XXXX. - XXXX Lender provided updated CD reflecting disbursement XXXX.

6000068230	xxxx	Securitized	1	1	1	1				Verified credit history;			APRV 0001 Missing Underwriter Loan Approval - x Lender provided HUD 0001 Missing Final HUD-1 - Missing final HUD-1/CD for borrower. Copy on page x is estimated only. - x Lender provided.
4000002007	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV 85.00% ; Verified reserves - 47 Months of liquid reserves. ;
4000001240	xxxx	Securitized	1	1	1	1				Low DTI - 14.44%; Verified liquid assets and/or savings history - Over XXXX verified liquid assets after transaction;			COMP 0036 Affiliated Business Disclosure Is Not Executed - not provided. - Remove.
6000069230	xxxx	Securitized	1	1	1	1	Conservative use of credit - Borrower only has 3 open lines of credit, all with minimal balances. Oldest open account opened xxxx, FICO 810. (pg xxxx); Low LTV/CLTV/HCLTV - LTV 55.62, max LTV for program is 75. (xxxx Underwriting Guideline VOE PnL 09.01.2021 - pg xxxx);	CRED 0088 Missing proof property ownership is free and clear of debt/liens - Missing evidence departing residence "xxxx" is owned free and clear. - Copy of HOI policy for the primary residence received reflecting no Mortgagee. Fraud Report page xxxx also supports no liens.

CRED 0085 Purchase Contract is Deficient - Corrections/alterations to the purchase agreement have been made on pages xxxx without initials or signatures to acknowledge them. - Stips-An updated copy of the purchase agreement was provided. The copy reflects initials to the alterations made on xxxx

4000002006	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Purchase loan LTV/CLTV is 68.00% .; Verified reserves - Review verified 86mo reserves with more assets available used for income sources. ;
4000000947	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - High verified liquid assets over xxxx; Verified credit history - Good XXXX XXXX - no 0X30 R/E lates;
4000002009	xxxx	Securitized	1	1	1	1				Verified credit history - Neither borrower has lates/ derogs;
6000069902	xxxx	Securitized	1	1	1	1				Verified credit history;
6000069146	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 743 exceeds the minimum required of 700 by 43 points. ; Verified reserves - 8.56 months verified reserves exceed the required 3 months.;
4000001364	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX; Verified liquid assets and/or savings history - Over XXXX in verified liquid assets; Low DTI - 10.55%;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Per final CD, loan disbursed on XXXX, the Notice of Right to Cancel expired midnight on XXXX. - XXXX Lender provided updated CD, RTC, and settlement statement.

FACT 0001 Borrower(s) did not receive Notice to Home Loan Applicant - Not provided.

 - XXXX Lender provided copy of "Notice to Home Loan Applicant".

4000000499	xxxx	Securitized	1	1	1	1	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in loan discount points and inspection fee. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Loan Discount, Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

6000069905	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV; Verified reserves;
4000001803	xxxx	Securitized	1	1	1	1				Low DTI - 7.30%; Verified liquid assets and/or savings history - Over xxxx in verified liquid assets;			ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - ROR expiration date xxxx and disbursement date was xxxx.
4000001822	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Over xxxx in liquid assets verified; Verified credit history - Good FICO 778;			APRV 0001 Missing Underwriter Loan Approval - Not provided./ Approved Exception in file Pg xxxx (DTI 43.74%) - Lender provided a copy of the 1008.
4000000119	xxxx	Securitized	2	2	1	1	Verified credit history; Verified reserves;	CRED 0104 Missing Letter of Explanation - 1003 indicates xxxx will have no housing expense. However, based on the For Sale by Owner Escrow instructions, contract and terms and conditions of escrow in file, xxxx Borrower is living at xxxx, xxxx. Further, on xxxx, section Q Additional Terms and Conditions: Buyer agrees to rent the premises to the Seller for up to ten (10) months after close at a price of $xxxx per month."

Need an LOE for clarification regarding the primary residence discrepancy. If they are actually still occupying the property in xxxx as their primary residence a corrected 1003 reflecting the correct address and monthly payment will be required.

NOTE: DTI with the monthly rental on the xxxx primary residence and the reduction of the xxxx rental is within tolerance (25.26). DTI without the monthly payment is 20%, both of which are within Investor guidelines.	CRED 0113 Missing evidence of HOA Dues - Missing evidence of HOA dues for xxxx rental property. - Remove - xxxx rental property sold and closed xxxx. Three days after the subject. Purchase agreement in file xxxx.

6000068007	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Borrower has XXXX months reserves in brokerage account; Verified credit history - Per original lenders notes, borrowers are XXXX credit users but have demonstrated good management and payment history;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Escrowed payment for taxes and insurance are verified on mortgage statements; however, original lender did not include tax/insurance into overall housing payment on primary residence for DTI purposes. - ***XXXX Lender provided explanation that PITI is disclosed on mortgage statement, however, did not address that lender did not include full PITI in DTI calculation.

 When including the PITI, dti is 34.50%, which is in product guideline.

CRED 0084 Income Calculation Discrepancy - CPA letter indicates XXXX% expense factor is exclusive of personnel costs; however, also indicates there are XXXX. Appropriate expense factor should include payroll and personnel costs. Updated expense factor should be obtained and applied to income calculation. - ***XXXX Lender provided clarification that as only using business bank statements, acceptable to use the CPA stated XXXX% expense factor as-is.

APPR 0008 Subject Property Address does not match Appraisal Address - Subject property address per the Deed of Trust, pg. XXXX is XXXX; subject address per appraisal, pg. XXXX is XXXX - XXXX Lender provided updated apsl that reflects "XXXX".

6000069006	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 774 exceeds the minimum required of 700 by 74 points. ; Verified employment history - Verified employed since xxxx.; Low DTI - 39.5% DTI is 7.5% lower than 47% maximum.;
6000069234	xxxx	Securitized	1	1	1	1				Verified reserves - Per guidelines, 3 months are required, 5 months verified reserves in file.; Low DTI - Per guidelines, maximum DTI is 47%, verified DTI for borrower is 37.71%;
6000069033	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrowers have XXXX months reported mortgage history with good payment record.;			APPR 0046 Missing Third Party Appraisal Review - Missing third party appraisal desk review. SSR score of XXXX. XXXX to order CDA. - XXXX Desk review supporting value of XXXX received.
6000069920	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV of 60% below the maximum LTV of 70% per guidelines.; Verified reserves - Per guidelines XXXX months of reserves are required, XXXX months of verified reserves in file.;			COND 0001 Missing Condo Project Approval - Missing XXXX questionnaire and/or project approval from file. - Cleared with Stips
6000069043	xxxx	Securitized	1	1	1	1	Verified credit history;	CRED 0114 Missing Purchase Contract - Original sales contract not provided in file. Disclosures and Addendum #1 only provided on x. - x Purchase Agreement received.

CRED 0083 Asset Documentation is Insufficient - Missing evidence of transfer and receipt of gift funds.  $x gift letter on x does not show proof of transfer or receipt by closing agent. - x Stips: Per the lender the $x gift was not used. Evidence listed on the final HUD-1. The borrower needed $$x cash to close. Funds verified $ x.

Condition cleared.

4000000404	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV; Verified reserves;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in lender credits from $x CD issued x1 to $x.xon Final CD issued x. --The sum of non-specific (lump sum) lender credits and specific lender credits ($x) has decreased from the amount disclosed on the Closing Disclosure sent on x, ($x). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. x

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan Disbursement Date x is on or before the required Right of Rescission Expiration Date of x)

APP 0002 Final 1003 Application is Incomplete - x Lender provided a copy of the final 1003 with the Employer number.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITI payments on non-subject property located at x - x Lender provided a copy of the mortgage statement on x

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - COC x for increase to discount fee.  Missing COC or lender credit for the addition of the $x Desk Review fee on x.--

A Lender Credit for Excess Charges of ($x), Principal Reduction for Excess Charges of ($x), and general or specific lender credit increases of ($x) were applied to the total fee variance of ($x) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - xLender provided copy of COC forx

6000069021	xxxx	Securitized	1	1	1	1	CRED 0017 Insufficient Verified Reserves (Number of Months) - Due to subject property DSCR of 0.62, guidelines requires 12 months reserves if < 0.75 DSCR. 12 months reserves = $65,482, due to EMD of $xnot being sourced, borrower with only a partial month reserves when 12 months required. - x1 Exception set in error Review DSCR .825%.

HAZ 0005 Missing evidence of Hazard Insurance - Stips x-Evidence of Hazard Insurance was provided by the lender.

Condition Cleared.

6000069921	xxxx	Securitized	2	2	1	1				Verified reserves - Guidelines require XXXX months reserves, verified reserves of XXXX months evidenced in file with XXXX.; Verified credit history - Borrower's XXXX of XXXX. Borrower has long term, satisfactory credit history.;	CRED 0021 Missing Verification of Rental - -- - --		PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - SSR score returned at XXXX. Desk review required. - CDA supporting value of $XXXX received.
6000069940	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	HUD 0001 Missing Final HUD-1 - Borrower executed settlement statement x and post-close settlement statement xprovided in file are estimated and not final. - x Final settlement statement received and figures updated.

4000001989	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is 41.86% .; Verified liquid assets and/or savings history - Over xxxx verified liquid assets after transaction, or 91mo reserves verified. ;
6000069927	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has XXXX reserves documented with XXXX required per guidelines. ; Verified employment history - Borrower has over 3yrs with same employments. ;
4000001949	xxxx	Securitized	1	1	1	1	Verified employment history - Same S/E business for over 5 years;	COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. - Lender provided LOE regarding ABD.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx.

 - Received PDI dated xxxx, No damage.

APRV 0001 Missing Underwriter Loan Approval - Missing 1008 / loan approval

Used Rate lock sheet Pg 1 for DTI and loan data detail due to file having NO AUS/Loan Approval or 1008 in the loan file. - Lender provided a copy of the Loan Approval.

4000002021	xxxx	Securitized	1	1	1	1				Verified reserves - 39 Months of liquid reserves; Low LTV/CLTV/HCLTV - LTV / CLTV 32.00%;
6000067926	xxxx	Securitized	1	1	1	1	Verified employment history - Verified self-employed as owner of a x since x; Verified credit history;	DEED 0008 Missing 1-4 Family Rider - x Assignments of Rents included in Non Standard Security Instrument.

PROP 0018 Missing PLS required secondary valuation. - x Desk review supporting value of $x received.

CRED 0100 Insufficient verified reserves - Missing copy of closing statement from loan x that closed simultaneous to meet require reserve requirement. - x Copy final executed settlement statement received.

PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report for property located in x, CT.

4000002090	xxxx	Securitized	1	1	1	1	Low DTI - 26.09%;	CRED 0082 Income Documentation is Insufficient - The P&L is prepared by the borrower and is only signed by the borrower. Per guidelines (pXXXX) Ownership percentage must be documented via CPA/IRS EA/CTEC letter, Operating Agreement or equivalent. Additionally, the preparer of the P&L must have filed the Borrower's most recent business tax returns. - XXXX Lender provided a copy of the cpa letter and P&L, which were both signed by the CPA.

CRED 0104 Missing Letter of Explanation - Missing borrower's business narrative. - XXXX Lender provided a copy of the business narrative.

HUD 0011 Missing Evidence of sale of property owned - Missing seller's settlement statement from the sale of XXXX.  Statement on pXXXX only reflects the fees.  Settlement statemetn should reflect the net proceeds supporting hte check of $XXXX on pXXXX and reflecting the payoff of the mortgage with XXXX. - XXXX Lender provided a copy of the settlement statement and checks to verify Lakeview was paid.

APRV 0001 Missing Underwriter Loan Approval - Missing manual UW 1008 - XXXX Lender provided a copy of the loan approval.

COLL 0001 APN Number is not listed on Security Instrument - APN Number is not listed on Security Instrument - Legal Description is attached to Deed.

4000001993	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has 19 Months of verified reserves with 3mo required per guidelines. ; Low LTV/CLTV/HCLTV - Refinance LTV/CLTV is 61.00%.; Verified credit history - Borrower has 723 qualifying FICO with 660 minimum required per program matrix. ;
6000067992	xxxx	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Borrower has over $XXXX in liquid assets; Verified credit history - Borrower XXXX is XXXX with substantial credit depth; Low DTI - Borrower verified DTI is <22%;			GIDE 0001 Guideline Exception(s) - Jumbo XXXX matrix only allows for primary and XXXX homes. Subject property is NOO. - XXXX Lender provided matrix that does allow for cash out on NOO properties.
6000069912	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;
6000069925	xxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Purchase LTV is 70%.; Conservative use of credit - Borrower has minimal consumer debt with only $XXXX in monthly obligations.;	CRED 0018 Gift Funds not Properly Verified - Earnest Money Deposit funds not properly sourced. Gift funds of $XXXX do not include EMD. Wire receipt of $XXXX on pXXXX reflects same donor, though no gift letter provided for this. - Cleared with Stips - gift letter provided.

6000069007	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 775 exceeds the minimum required of 700 by 75 points.

										; Verified reserves - 33.3 months verified reserves exceed the required 3 months.; Low DTI - 35.43% DTI is 11.57% lower than 47% maximum.;
6000069044	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves - x verified reserves exceed the required 12 months total of xcashflow. ;	APRV 0001 Missing Underwriter Loan Approval - x1xapproval certificate and the 1008.

Condition Cleared.

CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Missing exception for not meeting minimum credit depth. Guidelines require 3 acceptable tradelines aged individually for a minimum of 2 years for LTV greater than 65% as per guidelines on page x. Subject LTV is 69.71%. Borrower only has x tradelines with months reviewed of 25 and 9 months confirmed by credit report on page x. Borrower has no housing history as xresidence is owned solely by x which was paid off x - Pex

CRED 0021 Missing Verification of Rental - Evidence of rental history was not required. LOE located in the loan file p.xfrom spouse stated the PR property is fee and clear.

Per guidelines under 11.7 housing payment history:

"Borrowers owning properties free and clear. If the borrower does no have a current mortgage (i.e. free and clear) no housing payment history is required.

Condition Cleared. - Evidence of rental history was not required. LOE located in the loan file p.xfrom xstated the PR property is fee and clear.

Per guidelines under xhousing payment history:

"Borrowers owning properties free and clear. If the borrower does no have a current mortgage (i.e. free and clear) no housing payment history is required.

Condition Cleared.

CRED 0083 Asset Documentation is Insufficient - Missing evidence of transfer of $xgifts funds. Gift letter for $xstates to be transferred at closing on page x. No evidence of funds being transferred to either borrower x#xaccount or directly to escrow.   $xwire that came from borrower account, dated x, is not sourced with where funds came from as statement in file dated x to x Appears gift funds could have been transferred to borrower's account and CTC are a part of these funds with remainder $xincluded in balance of $x.

 - x Recd from lender: Please disregard the $x Gift letter.  Gift was updated to $x.  Also the $x came from acct ending in x. Copy of statement for acct ending in x, wire confirmation for $xprovided. Finding cleared.

6000069924	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower's XXXX Score of XXXX exceeds guidelines of XXXX minimum XXXX.;
4000001159	xxxx	Securitized	1	1	1	1				Low DTI - 34.37% XXXX points less than requirement; Verified employment history - Same XXXX business for over 5 years;
6000069913	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;
6000069908	xxxx	Securitized	1	1	1	1				Verified credit history; Verified liquid assets and/or savings history;
6000069915	xxxx	Securitized	1	1	1	1
6000069906	xxxx	Securitized	1	1	1	1				Verified reserves;
4000001311	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX Months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 27%;
6000068242	xxxx	Securitized	1	1	1	1	Verified credit history;	APP 0001 Missing Final 1003 Application - Initial loan application (1003) is dated 0x Subsequent 1003 in file is signed x. Note date x. No additional 1003 noted. Missing final loan application. - x Lender provided final app dtd x

GIDE 0001 Guideline Exception(s) - x Lender provided final 1003 without employment.

4000000848	xxxx	Securitized	1	1	1	1				Verified reserves - XXXX months; Verified employment history - XXXX years;
6000068953	xxxx	Securitized	1	1	1	1				Minimal outstanding debt - Borrowers have minimal consumer debt obligations; Verified credit history - Borrowers have 744 qualifying credit score with good payment history and credit depth. ;
6000068229	xxxx	Securitized	1	1	1	1	Verified credit history; Verified reserves;	APPR 0038 Property Site Value exceeds 30%

PROP 0018 Missing PLS required secondary valuation. -  x Desk review supporting value of $x received.

CRED 0093 Credit Documentation is Insufficient - Missing copy of cancelled check for mortgage payment of $xto x (private mtg) as required per loan approval. Only 11 of 12 months provided. - x Lender provided

APP 0004 Initial 1003 Application is Incomplete - x

CRED 0083 Asset Documentation is Insufficient - Missing full access x9. - x Stips: Received LOE stating the borrower has 100% full access for x Account ending x.

Condition Cleared.

APPR 0010 Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1. - Missing seller name on appraisal on page x. Information left blank for Owner of Public Record and Owner Record. - x Stips: Received an updated copy of the appraisal to include the Owner of Public Record.

Condition Cleared.

4000001528	xxxx	Securitized	1	1	1	1	Low DTI - 17.28%; Verified liquid assets and/or savings history - Over xxxx verified liquid assets;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Verified taxes, HOI and HOA--

The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - used disclosure tracking report. - Lender provided copy of e-sig disclosure.

6000068226	xxxx	Securitized	1	1	1	1	Verified credit history; Verified credit history - Verified paid as agreed credit history for total of 27 trades since x which includes 2 mortgages since x;	HUD 0007 Missing HUD-1 Cash-Out Purpose - x lender provided LOE

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Missing copy of Trust Agreement for x Revocable Trust Dated x   - x Lender provided Trust Agmt

6000067927	xxxx	Securitized	1	1	1	1	Verified employment history - Verified self-employed as owner of a x business sincex; Verified reserves; Verified credit history;	CRED 0007 Missing Employment doc (VOE) - x AOIS received.

PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report for property located in x, CT.

DEED 0008 Missing 1-4 Family Rider - x1 Assignments of Rents included in Non Standard Security Instrument.

PROP 0018 Missing PLS required secondary valuation. - x Desk review supporting value of $xreceived.

6000068244	xxxx	Securitized	1	1	1	1				Verified reserves; Verified credit history;
6000067988	xxxx	Securitized	1	1	1	1	Low DTI - Borrower DTI is 30.2% verified with additional CB income not included. ; Low LTV/CLTV/HCLTV - Loan amount is <30% LTV; Verified credit history - Qualifying credit score is XXXX and borrower have substantial credit depth.; Minimal outstanding debt - Borrowers have demonstrated minimal use of consumer debt;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Per the CD dated XXXX the loan disbursed on XXXX which was the date that the ROR expired. Missing evidence that the loan disbursed after XXXX. - XXXX PCCD dated XXXX confirming the disbursement date of XXXX received.

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Only XXXX CD dated XXXX provided for review (pg XXXX) --

The Initial Closing Disclosure Received Date of (XXXX) is not XXXX business days before the consummation date of (XXXX). XXXX business days before the consummation date is (XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXXX business days before consummation. (XXXX) - XXXX Lender provided preliminary CD issued XXXX.

6000067995	xxxx	Securitized	1	1	1	1				Low DTI - Verified DTI is <22%; Verified liquid assets and/or savings history - Verified assets are over $XXXX liquid assets; Verified credit history - Borrower has mid-score of XXXX with substantial credit depth;
4000001056	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Over XXXX Liquid Assets verified after transaction; Verified employment history - XXXX business XXXX over 10 years;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Borrower signed on XXXX, XXXX. Rescission expiration date XXXX and loan funded XXXX. - Lender provided a copy of the Final CD dated XXXX.

4000001160	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - over XXXX verified liquid assets; Verified employment history - XXXX years XXXX and 20 years in same industry;	CRED 0113 Missing evidence of HOA Dues - Provide documentation for HOA (if applicable) for property XXXX. Mtg statement in file reflects taxes and HOI escrowed; however, additional association of $XXXX on 1003. - XXXX Lender provided a copy of a corrected 1008/1003, LOE and a XXXX internet property printout. The property does not appear to have and HOA associated with it and is a Single Family Residence. The LOE in the file states that it was an underwriter error and that the amount indicated to be HOA fees was in fact the monthly estimated tax payment, which was included in the monthly mortgage payment as indicated on the mortgage statement.

6000067872	xxxx	Securitized	1	1	1	1	Verified credit history; Established Landlord history - Borrower has established landlord history with 16+ years: rental unit in x primary property and x with paid as agreed pay histories on a total ofx;	PROP 0018 Missing PLS required secondary valuation. - x Received CDA, Value Supported, Reasonable Risk Rating.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in x, NY.

 - x PDIR received reflecting no damage.

4000002091	xxxx	Securitized	1	1	1	1	APRV 0001 Missing Underwriter Loan Approval - x Lender provided a copy of the loan approval.

APP 0003 Missing Initial 1003 Application - x Lender provided a copy of the initial 1003 (unsigned by lender).

6000069938	xxxx	Securitized	1	1	1	1	Verified credit history;	CRED 0100 Insufficient verified reserves - Sufficient assets not sourced to support reserve requirement of $x(3mo PITIA plus 12mo rental loss on subject). Letter on xindicates x and x accounts that do not have documentation provided. Subsequent pages in file are blank. Subject to reverification of assets and reserve requirements. - x Lender provided WF stmt, now have adequate funds to close & reserves.

APRV 0001 Missing Underwriter Loan Approval - xLender provided 1008.

CRED 0016 Insufficient Verified Funds to Close - Sufficient funds to close not sourced. Letter on x indicates x#x and x accounts that do not have documentation provided. Subsequent pages in file are blank. Subject to reverification of assets and reserve requirements.  - x Lender provided x stmt.

4000002055	xxxx	Securitized	2	1	2	1				Verified liquid assets and/or savings history - Over xxxx in verified liquid assets ; Verified employment history - Over 5 years same employer;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - No commissions reported on final CD - EV2 Post Closing Corrective Action- PC CD dated xxxx received reflecting sales commissions paid with LOE to the borrower received.
4000001977	xxxx	Securitized	2	2	1	1				Verified reserves - 118 months;	GIDE 0001 Guideline Exception(s) - Guideline exception for use of rental income on subject property. Approved Exception pg xxxx - EV2 xxxx override approved by xxxx on xxxx. Lender exception to use subject rental income in the amount of 75% of the appraiser rent schedule for qualifying on the subject property. Compensating Factors: Fico Score of 776, 116 points above guideline minimum; 85% LTV, 5% below LTV maximum of 90%; 0x30x24 month housing history; $xxxx in residual income, over 3x the minimum required of $xxxx for a 2 person household; No derogatory accounts, xxxx with significant xxxx income that is not being used.
6000069922	xxxx	Securitized	1	1	1	1				Verified housing payment history;
4000000524	xxxx	Securitized	2	1	2	1	Verified reserves - 102 months of verified reserves in the amount of $xxxx; Verified housing payment history - 0x30 mortgage + 12;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD on page xxxx confirms disbursement date of xxxx. - EV2 Post Closing Corrective Action: Received post closing CD with corrected disbursement date.	CRED 0004 Back-end Ratio exception (DTI) - DTI of 32.33% decreased due to variance in income calculation - Remove - Made in error. Lender 1008 DTI 31.45, Review DTI 41.95%. Review value is less than guideline max of 50% and within tolerance. Variance due to lower income being used from initial 1003 as it was less than income calculation by lender.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Approval page xxxx appraised value is $xxxx and 1008 page xxxx $xxxx , however the lower of the appraisal page xxxx $xxxx - The exception was made in error.  Borrower purchased the property xxxx and the lender used the original purchase price for LTV calculations.

QMATR 0015 Missing Documentation to Support QM / ATR Eight (8) Factors - Missing a copy of the corrected Approval and 1008 with loan program, appraised value of $xxxx and LTV/CLTV - The exception was made in error.  Borrower purchased the property xxxx and the lender used the original purchase price for LTV calculations.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx: Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Lender provided COC.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value

4000000729	xxxx	Securitized	1	1	1	1	Verified reserves - xxxx months; Verified employment history - 19+ years in the same business;	APPR 0001 Missing Copy of Original Appraisal report - Appraisal Report not in file. Guidelines also require a xxxx appraisal for loan amounts > $xxxx. 2nd appraisal also missing. - Lender provided the original and xxxx Appraisal.

AUS 0002 Missing Final UCD Findings - UCD not in file - Lender provided a copy of the xxxx and xxxx UCD.

APPR 0043 Missing Appraiser License - Missing Appraisal Report. Appraiser Lic. p.xxxx, Appraisal Cert p.xxxx - Lender provided the original and xxxx Appraisal.

APRV 0001 Missing Underwriter Loan Approval - 1008 in file p.xxxx - Lender provided a copy of the loan approval dated xxxx.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Reviewer unable to determine what lender used to calculate monthly tax amount.  Reviewer used the xxxx purchase formula, which gives a monthly amount of $xxxx compared to lender tax amount of $xxxx.  --The Estimated Total Maximum Payment Amount in xxxx of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

The Estimated Total Maximum Payment Amount in xxxx of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxxx), while the Calculated Projected Payments Table has a value of (xxxx).

 - Lender provided the tax information sheet from the county and a letter of explanation stating how they arrived at the monthly amount of $xxxx monthly.

6000067997	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have XXXX months reserves documented. Only XXXX months required per guidelines.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Per the Final CD dated XXXX the loan disbursed XXXX which was prior to the ROR expiration date of XXXX (XXXX), . - XXXX Lender provided updated CD that reflects loan closed XXXX & disbursed XXXX.

COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure - Per Lender, no affiliates & no sharing.

CRED 0089 Missing Required Fraud Tool - No Fraud report provided in file - Lender provided.

6000069036	xxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - Loan is at 60% LTV; Minimal outstanding debt - Borrower maintains minimal use of consumer debt;	CRED 0021 Missing Verification of Rental - -- - --
6000069914	xxxx	Securitized	1	1	1	1
6000069042	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is 34%.; Net tangible benefit - Borrower is reducing overall mortgage payment while getting cash out.;			TITL 0001 Missing Title Evidence - Original title commitment / preliminary report is missing from file. Supplement only provided pgXXXX. - XXXX Lender provided
6000069919	xxxx	Securitized	1	1	1	1				Verified credit history; Verified reserves;
6000068004	xxxx	Securitized	1	1	1	1	Net tangible benefit - Borrower reducing overall monthly payments by $XXXX with debt consolidation in addition to cash-out; Verified housing payment history - Borrower has demonstrated 0x30 payment history on mortgages;	CRED 0006 Missing Employment doc (VVOE) - Missing verification of employment dated within XXXX hours of closing per loan approval page XXXX. - XXXX VVOE received.

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Missing copy of Homeownership Counseling Disclosure issued XXXX per the Disclosure Tracking.  HOC disclosure provided XXXX is dated XXXX. - XXXX Lender provided copy of HOC dated XXXX.

CRED 0082 Income Documentation is Insufficient - Social security income must be documented with at least XXXX month proof of receipt.  Missing proof of receipt, SSI was not indicated as a deposit on asset documentation provided by lender.   - XXXX Lender provided Fidelity acct where SSI direct deposit.

TRID 0188 Missing proof that all title holders received a copy of the Final CD at or prior to closing - Missing proof that all title holders received a copy of the Final CD at or prior to closing. - XXXX Lender provided copy of final CD signed by XXXX title holders.

RESPA 0029 Missing Homeownership Counseling Disclosure - Housing Counseling Disclosure not in the loan file.

 - XXXX HOC disclosure provided dated XXXX.

TRID 0130 Missing Intent to Proceed - Intent to Proceed not in the loan file. - XXXX Disclosure tracking confirming the ITP on XXXX received.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial 1003 is not signed by borrower, application date cannot be confirmed. Additionally, borrower employment start date is incorrect. The 1003 page XXXX indicates start date of XXXX but W2's indicate same employer. - XXXX Disclosure tracking confirming receipt of the initial 1003 received.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Missing verification of employment. - see ach deposits to XXXX

6000069024	xxxx	Securitized	1	1	1	1				Verified credit history;
4000002027	xxxx	Securitized	1	1	1	1	Verified credit history - High FICO 803; Verified employment history - Over 10 years xxxx;	PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report for property located in xxxx (FEMA Disaster xxxx) - Lender provided a copy of the PDI dated xxxx. No damage.

COMP 0010 Missing Affiliated Business Disclosure - Not provided. - Lender does not have any affiliates.

4000000863	xxxx	Securitized	1	1	1	1
6000069904	xxxx	Securitized	1	1	1	1				Verified credit history;			CRED 0100 Insufficient verified reserves - x Stips-Received 0ne month bank statement from x account ending x period ending x. Meets the 3 months reserves requirements. Condition Cleared.
6000069038	xxxx	Securitized	2	2	2	1	Verified credit history - Borrower has XXXX qualifying credit score with good payment history;	TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Commissions reflected paid on seller Closing Disclosure not listed on buyer final Closing Disclosure. - EV2 Non-Material

CRED 0099 Insufficient verified liquid reserves - Borrower has $XXXX in documented reserves which equates to XXXX months. Guidelines require XXXX months reserves totaling $XXXX for XXXX% LTV purchase. Short @ XXXX months reserves per XXXX guidelines section XXXX. - The lender allowed an exception for XXXX months reserves with the following compensation factors.

Credit Score XXXX

Strong employment history 23 years in the profession.	CRED 0085 Purchase Contract is Deficient - Seller credit for $XXXX is not reflected on purchase contract. Need appropriate contract addendum to reflect this credit. - XXXX Stips: The lender provided the contract addendum to reflect eth $XXXX credit.

Condition Cleared

4000001804	xxxx	Securitized	1	1	1	1				Low DTI - 28.14%;
6000068239	xxxx	Securitized	1	1	1	1	Verified credit history - XXXX score of XXXX exceeds the minimum required of XXXX by XXXX points.; Net tangible benefit - Refinanced to pay off a XXXX month interest only loan due XXXX with monthly payments of XXXX. New PITI payment now is $XXXX fixed rate.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC CD XXXX for increase to appraisal fee --

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXXX: Appraisal Fee, HOA Certification Forwarding/Handling. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXXX). - XXXX Due to change in fees triggered exception, however as total apsl fees came down, this is n/a.

COND 0002 Condo Documentation is Insufficient - UPDATED XXXX -Missing Project Warranty Certification for FNMA warrantable condo project.  Missing  Condominium Questionnaire or similar as well as any other documents used to determine eligibility. Missing Lender approval of condo project. - XXXX Lender provided Project Eligibility Cert - Type Q Limited review.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of real estate taxes for 3XXXX.  Review used XXXX.  which was calculated based on final 1003 monthly insurance, taxes and association fees payment of XXXX - XXXX home owners ins. and XXXX HOA fee = XXXX on pages XXXX and XXXX. Maximum 50% DTI and currently DTI is 48.14%. - XXXX Lender provided proof of taxes. DTI acceptable.

CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing sufficient verified assets. XXXX months + XXXX for financed OREO = XXXX x XXXX = XXXX - XXXX verified = XXXX short (XXXX months). - XXXX Exception set in error.  Total reserves required XXXX mths / $XXXX for LTV an additional REO.

6000069916	xxxx	Securitized	1	1	1	1
6000069047	xxxx	Securitized	2	2	1	1	Verified reserves - Borrower has 66mo reserves verified with 3mo reserves required per guidelines. ;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Proof of property tax obligation of REO property xxxx is not present. Review used tax amount of $xxxx per the 1003. Fraud report pg xxxx reflects taxes of $xxxx/ $xxxx. - EV2 Taxes amount used to qualify by lender is greater than the amount verified on the fraud report.	CRED 0015 Questionable Occupancy - Missing additional documentation to support that the borrower is residing in the subject. ID pg xxxx reflects current address as xxxx. Homeowners policy on subject indicates rent loss coverage and a xxxx as the borrowers mailing address. - Stips-The lender provided a LOE from the borrower to address the property xxxx. Per the LOE the borrower owns the property and certified xxxx owns and and take care of xxxx.

Condition Cleared.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Proof of free/clear ownership of REO property xxxx is not present.  Per the Fraud report REO was purchased xxxx with a Loan of $xxxx. - HOI policy received reflecting no mortgagee.

6000060130	xxxx	Securitized	2	2	2	2	Verified credit history - Mid FICO score of 808 exceeds the minimum required of 720 by 88 points for 75% maximum LTV for primary purchase.; None - 41.44% DTI is 8.56% below program 50% maximum.; None;	CRED 0010 LTV Exceeds Max Allowed - 80% LTV exceeds maximum of 75% for owner occupied purchase of $XXX loan with minimum 720 FICO for full doc program.
, Client Comment: Lender Approved 5% LTV Exception.

TRID 0104 The Last Disclosed Loan Estimate/Closing Disclosure Adjustable Payment 1st Change Minimum P&I amount does not match the System Calculated value  - Minimum payment for year 6 was under disclosed. Per the Note the rate at first adjustment will be 3.75%. CD based payment on minimum rate of 3.5% which is not possible until the 2nd adjustment. --The Last Disclosed Closing Disclosure Adjustable Payment Table's First Change Minimum Monthly Principal and Interest Amount of (4492) does not match the system calculated value of (4813)., Client Comment: EV2 Post Closing Corrective Action: *8/23/21 Received LOE and corrected PCCD

APPR 0010 Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1. - Both appraisals show XXXX is owner of record on pages 87 and 132.  Preliminary title report, purchase agreement and closing disclosures show XXXX as seller on pages 186,166, 421 and 427., Client Comment: EV2: Lender acknowledged exception to use appraisals 1 and 2 as-is and waive the appraisal update of "owner of public record".

Approved 05/27/2021 with following comp factors cited: low DTI, 6 months reserves, high discretionary income and housing history 0x30.	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing signed 2019 1040 or transcript. - 05/21/21 2019 1040 transcript received.

CRED 0006 Missing Employment doc (VVOE) - Verification of previous employment is incomplete.  Borrowers previous employment with Lahey Clinic, Inc verified with 2020 and 2019 W-2s and a 3rd party verification not dated on pages 64, 67 and 644. - 05/21/21 Cleared per lender response: ender guidelines do not require a VOE for past employers, only for current income.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - REMOVE - REMOVE

APP 0001 Missing Final 1003 Application - Missing final signed 1003's for Andrei and Brenda. - 05/21/21 Final executed 1003 received.

CRED 0016 Insufficient Verified Funds to Close - Updated  9/9/2021: No new documentation provided; finding remains.

Loan has sufficient verified assets to close and for reserves.  CD shows borrower needed to bring $XXXXX to closing.  Purchase price of $XXXX with loan of $XXXX = $385,000 plus closing costs and reserves are required.  It appears that 3 lien payoffs totaling $1,182,214.84 should be on seller side on page 423, K. 04. Difference of $355,042.44 falls into line with what borrower needed to bring to closing based on initial EMD of $57,750 and final wire advice of CTC of $363,630.76.  Need corrected CD to reflect borrower funds to close and to confirm that verified assets are sufficient to close and for reserves.

 - 09/10/21 Corrected funds required to close based on PC CD dated and finding cleared 08/18/21.

6000060129	xxxx	Securitized	1	1	1	1				Verified reserves - 89.31 months verified PITI reserves exceeds the required PITI of 6 months. ; Low LTV/CLTV/HCLTV - 45.61% LTV is 34.39% below the 80% maximum LTV.; Verified credit history - Mid FICO score of 796 exceeds the minimum required of 720 by 76 points for 80% maximum LTV for primary purchase.; Low DTI - 22.61% DTI is 27.39% below program 50% maximum.;			CRED 0083 Asset Documentation is Insufficient - Missing 12/01/2020-12/31/2020 bank statement for XXXX for required 2 months. - 05/19/21 Recd 12/01/2020-12/31/2020 bank statement for XXXX.